Losses and Loss Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information [Line Items]
Components of reserves
Unpaid losses and loss expenses for the indicated years ended December 31 are comprised of:

(U.S. dollars in thousands)	2015	2014
Reserve for reported losses and loss expenses	$10,293,448	$7,461,444
Reserve for losses incurred but not reported	15,146,296	11,891,799
Unpaid losses and loss expenses	$25,439,744	$19,353,243

Components of incurred losses and loss expenses
Net losses and loss expenses incurred for the years indicated are comprised of:

(U.S. dollars in thousands)	2015	2014	2013
Loss and loss expenses payments	$6,505,075	$4,499,642	$4,496,802
Change in unpaid losses and loss expenses	(168,263)	(514,406)	(71,901)
Change in unpaid losses and loss expenses recoverable	(440,189)	(48,536)	(24,774)
Paid loss recoveries	(1,130,423)	(678,307)	(668,663)
Net losses and loss expenses incurred	$4,766,200	$3,258,393	$3,731,464

Reserve roll forward
The following table represents an analysis of the Company’s paid and unpaid losses and loss expenses incurred and a reconciliation of the beginning and ending unpaid losses and loss expenses for the years indicated:

(U.S. dollars in thousands)	2015	2014	2013
Unpaid losses and loss expenses at the beginning of the year	$19,353,243	$20,481,065	$20,484,121
Unpaid losses and loss expenses recoverable	3,411,528	3,414,735	3,361,703
Net unpaid losses and loss expenses at the beginning of the year	$15,941,715	$17,066,330	$17,122,418
Acquired reserves	5,439,876	—	—
Increase (decrease) in net losses and loss expenses incurred in respect of losses occurring in:
Current year	5,072,830	3,513,465	4,021,353
Prior year	(306,630)	(255,072)	(289,889)
Total net incurred losses and loss expenses	$4,766,200	$3,258,393	$3,731,464
Exchange rate effects	(582,300)	(561,673)	40,587
Less net losses and loss expenses paid in respect of losses occurring in:
Current year	1,047,277	381,008	425,254
Prior year	4,327,375	3,440,327	3,402,885
Total net paid losses	$5,374,652	$3,821,335	$3,828,139
Net unpaid losses and loss expenses at the end of the year	20,190,839	15,941,715	17,066,330
Unpaid losses and loss expenses recoverable	5,248,905	3,411,528	3,414,735
Unpaid losses and loss expenses at the end of the year	$25,439,744	$19,353,243	$20,481,065

Schedule of causes of increase (decrease) in liability for unpaid claims and claims adjustment expense [Table Text Block]
The following table presents the net (favorable) adverse prior year loss development of the Company’s loss and loss expense reserves for its property and casualty operations by operating segment for each of the years indicated:

(U.S. dollars in thousands)	2015	2014	2013
Insurance segment	$(65,030)	$(99,758)	$(102,039)
Reinsurance segment	(241,600)	(155,314)	(187,850)
Total	$(306,630)	$(255,072)	$(289,889)

Asbestos and environmental related claims rollforward
A reconciliation of the opening and closing unpaid losses and loss expenses related to discontinued asbestos and run-off environmental exposure claims for the years indicated is as follows:

Year ended December 31, (U.S. dollars in thousands)	2015	2014	2013
Net unpaid losses and loss expenses at beginning of year	$81,416	$80,435	$78,315
Net incurred losses and loss expenses	15,663	8,903	6,257
Less net paid losses and loss expenses	9,087	7,922	4,137
Net increase (decrease) in unpaid losses and loss expenses	$6,576	$981	$2,120
Acquired reserves	5,712	—	—
Net unpaid losses and loss expenses at end of year	93,704	81,416	80,435
Unpaid losses and loss expenses recoverable at end of year	93,688	100,537	115,090
Gross unpaid losses and loss expenses at end of year	$187,392	$181,953	$195,525

Schedule of open claims files for potential asbestos and environmental claims
The development of the number of open claim files for potential discontinued asbestos and run-off environmental claims, including precautionary claims, is as follows:

	Asbestos Claims	Environmental Claims
Total number of claims outstanding at December 31, 2012	1,073	354
New claims reported in 2013	178	34
Claims resolved in 2013	(154)	(50)
Total number of claims outstanding at December 31, 2013	1,097	338
New claims reported in 2014	456	190
Claims resolved in 2014	(154)	(69)
Total number of claims outstanding at December 31, 2014	1,399	459
New claims reported in 2015	272	67
Claims resolved in 2015	(246)	(96)
Acquired reserves	1,166	—
Total number of claims outstanding at December 31, 2015	2,591	430

Insurance Segment
Segment Reporting Information [Line Items]
Components of prior year development
The following table summarizes the net (favorable) adverse prior year development by line of business relating to the Insurance segment for the indicated years ended December 31:

(U.S. dollars in thousands)	2015	2014	2013
Professional	$5,763	$17,097	$75,045
Casualty	(11,949)	38,414	(21,829)
Property	25,189	(57,470)	(46,387)
Specialty	(120,879)	(82,756)	(140,740)
Other	36,846	(15,043)	31,872
Total	$(65,030)	$(99,758)	$(102,039)

Reinsurance Segment
Segment Reporting Information [Line Items]
Components of prior year development
The following table summarizes the net (favorable) adverse prior year development by line of business relating to the Reinsurance segment for the indicated years ended December 31:

(U.S. dollars in thousands)	2015	2014	2013
Property and other short-tail lines	$(173,754)	$(85,324)	$(136,912)
Casualty and other	(67,846)	(69,990)	(50,938)
Total	$(241,600)	$(155,314)	$(187,850)